RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) - Other Operating Segment [Member]	6 Months Ended
	Jun. 30, 2024 $ / shares shares
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) [Line Items]
Continuing operations - Basic and Diluted	$ (21.89)	[1]
Continuing operations - Basic and Diluted	(21.89)	[1]
Discontinuing operations - Basic and Diluted	(8.87)	[1]
Discontinuing operations - Basic and Diluted	(8.87)	[1]
Net income(loss) per common share - Basic and Diluted	(30.76)	[2]
Net income(loss) per common share - Basic and Diluted	$ (30.76)	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	485,058	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	485,058	[2]
Previously stated [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) [Line Items]
Continuing operations - Basic and Diluted	$ (0.44)	[1]
Continuing operations - Basic and Diluted	(0.44)	[1]
Discontinuing operations - Basic and Diluted	(0.18)	[1]
Discontinuing operations - Basic and Diluted	(0.18)	[1]
Net income(loss) per common share - Basic and Diluted	(0.62)	[2]
Net income(loss) per common share - Basic and Diluted	$ (0.62)	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	24,254,842	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	24,254,842	[2]
Reclassification & Restatement [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Consolidated Statements of Operations and Comprehensive Income (Details) [Line Items]
Continuing operations - Basic and Diluted	$ (21.45)	[1]
Continuing operations - Basic and Diluted	(21.45)	[1]
Discontinuing operations - Basic and Diluted	(8.69)	[1]
Discontinuing operations - Basic and Diluted	(8.69)	[1]
Net income(loss) per common share - Basic and Diluted	(30.14)	[2]
Net income(loss) per common share - Basic and Diluted	$ (30.14)	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	(23,769,784)	[2]
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares) | shares	(23,769,784)	[2]

[1]	The restatements for basic and diluted earnings per share for unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 reflected changes of restatements of issued and outstanding common stock for effect of the reverse Stock Split on June 3, 2025.
[2]	On June 3, 2025, the Company completed the Consolidation for reverse share split. After the reverse share split, the Company’s authorized capitalization is 4,000,000 Class A ordinary shares with a par value of $0.05 per share, and 4,000,000 Class B ordinary shares with a par value of $0.05 per share. The issued and outstanding number of shares of the Company’s Class A ordinary shares was correspondingly decreased to 1,974,163, and the issued number of shares of the Company’s Class B ordinary shares was correspondingly decreased to 42,000. As of December 31, 2024, the balances of Class A Ordinary Shares, Class B Ordinary Shares and additional paid-in capital were $24,253, $2,100 and $26,502,858, retrospectively restated for effect of the reverse stock split on June 3, 2025.